Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 99.2%	Shares	Value
Aerospace & defense - 1.6%
L3Harris Technologies, Inc.	288,373	$69,200,869
TransDigm Group, Inc.*	53,109	33,051,855
Auto components - 1.0%
Aptiv PLC*	586,210	61,487,567
Beverages - 2.1%
Celsius Holdings, Inc.*	292,877	26,054,338
Constellation Brands, Inc., Class A	206,090	50,762,028
Monster Beverage Corp.*	607,056	60,474,919
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc.*	202,153	28,713,812
Exact Sciences Corp.*	269,153	12,138,800
Horizon Therapeutics PLC*	823,124	68,294,598
Mirati Therapeutics, Inc.*	205,875	13,258,350
Moderna, Inc.*	116,626	19,137,161
Seagen, Inc.*	399,607	71,921,268
Building products - 1.2%
Fortune Brands Home & Security, Inc.	1,111,912	77,478,028
Capital markets - 6.4%
LPL Financial Holdings, Inc.	1,017,702	213,636,004
MarketAxess Holdings, Inc.	199,982	54,151,126
Moody's Corp.	115,733	35,906,163
MSCI, Inc.	225,223	108,408,839
Chemicals - 3.4%
Albemarle Corp.	507,361	123,953,366
Corteva, Inc.	1,672,995	96,280,862
Commercial services & supplies - 5.6%
IAA, Inc.*	1,060,837	40,025,380
Ritchie Bros Auctioneers, Inc.	1,646,187	118,640,697
Waste Connections, Inc.	1,475,524	196,790,636
Construction materials - 1.6%
Martin Marietta Materials, Inc.	295,512	104,043,865
Containers & packaging - 0.8%
Ball Corp.	702,124	51,549,944
Distributors - 1.2%
Pool Corp.	208,825	74,696,703
Electrical equipment - 1.3%
Generac Holdings, Inc.*	297,796	79,898,667
Electronic equipment, instruments & components - 2.6%
Cognex Corp.	1,486,631	75,788,448
Keysight Technologies, Inc.*	561,339	91,273,722
Energy equipment & services - 1.8%
Baker Hughes Co.	4,414,144	113,399,359
Entertainment - 0.9%
Take-Two Interactive Software, Inc.*	445,936	59,189,085
Equity real estate investment trusts (REITs) - 2.2%
SBA Communications Corp.	414,817	139,291,400
Health care equipment & supplies - 3.8%
DexCom, Inc.*	362,177	29,727,488
Globus Medical, Inc., Class A*	534,713	31,382,306
IDEXX Laboratories, Inc.*	73,690	29,415,574
Insulet Corp.*	183,969	45,587,518
ResMed, Inc.	193,061	46,435,032
STERIS PLC	157,519	35,544,162
Tandem Diabetes Care, Inc.*	392,827	26,009,076
Health care providers & services - 3.1%
Chemed Corp.	71,812	34,548,035
McKesson Corp.	250,309	85,500,548
Molina Healthcare, Inc.*	244,992	80,288,779
Health care technology - 0.5%
Veeva Systems, Inc., Class A*	143,878	32,168,243
Hotels, restaurants & leisure - 6.2%
Caesars Entertainment, Inc.*	1,147,125	52,412,142
Chipotle Mexican Grill, Inc.*	70,519	110,307,230
Expedia Group, Inc.*	716,782	76,014,731
Hyatt Hotels Corp., Class A*	666,647	55,165,039
MGM Resorts International	888,282	29,073,470
Planet Fitness, Inc., Class A*	596,042	46,974,070
Vail Resorts, Inc.	119,201	28,266,133
Interactive media & services - 0.5%
Bumble, Inc., Class A*	828,540	31,418,237
IT services - 3.0%
FleetCor Technologies, Inc.*	474,946	104,530,865
Global Payments, Inc.	451,126	55,181,732
Snowflake, Inc., Class A*	222,247	33,317,048
Life sciences tools & services - 5.1%
Avantor, Inc.*	2,106,907	61,142,441
Bio-Techne Corp.	94,238	36,308,017
Charles River Laboratories International, Inc.*	156,102	39,109,795
Mettler-Toledo International, Inc.*	29,188	39,395,919
Repligen Corp.*	215,665	46,014,284
Syneos Health, Inc.*	491,484	38,896,044
West Pharmaceutical Services, Inc.	186,173	63,961,596
Machinery - 1.3%
Westinghouse Air Brake Technologies Corp.	908,520	84,919,364
Oil, gas & consumable fuels - 1.1%
Antero Resources Corp.*	1,761,161	69,812,422
Pharmaceuticals - 1.1%
Zoetis, Inc.	383,779	70,058,856
Professional services - 2.4%
Booz Allen Hamilton Holding Corp.	667,233	64,041,023
TransUnion	1,139,159	90,255,568
Road & rail - 1.7%
Old Dominion Freight Line, Inc.	366,493	111,234,290
Semiconductors & semiconductor equipment - 7.3%
Advanced Micro Devices, Inc.*	574,125	54,237,589
Enphase Energy, Inc.*	380,394	108,100,367
Entegris, Inc.	565,328	62,129,547
Marvell Technology, Inc.	1,717,541	95,632,683
Monolithic Power Systems, Inc.	206,528	95,977,692
Wolfspeed, Inc.*	638,563	53,192,298
Software - 16.2%
Bill.com Holdings, Inc.*	282,957	38,221,832
Crowdstrike Holdings, Inc., Class A*	947,507	173,962,285
Datadog, Inc., Class A*	621,481	63,397,277
Fair Isaac Corp.*	92,979	42,959,087
Five9, Inc.*	532,423	57,565,575
Fortinet, Inc.*	719,146	42,897,059
Palo Alto Networks, Inc.*	119,521	59,652,931
Paycom Software, Inc.*	203,417	67,227,284
PTC, Inc.*	458,291	56,543,944
RingCentral, Inc., Class A*	540,815	26,764,934
Synopsys, Inc.*	690,694	253,830,045
Tyler Technologies, Inc.*	384,859	153,558,741
Specialty retail - 4.3%
AutoZone, Inc.*	64,657	138,197,225
Floor & Decor Holdings, Inc., Class A*	441,819	35,597,357
Ulta Beauty, Inc.*	268,072	104,255,882
Textiles, apparel & luxury goods - 1.1%
Lululemon Athletica, Inc.*	225,382	69,983,365
Trading companies & distributors - 3.5%
United Rentals, Inc.*	303,091	97,798,373
W.W. Grainger, Inc.	236,637	128,619,309
Total common stocks (cost $4,332,490,061)		6,363,617,617
Total investment portfolio (cost $4,332,490,061) - 99.2%		6,363,617,617
Other assets in excess of liabilities - 0.8%		48,199,710
Total net assets - 100.0%		$6,411,817,327

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.